Other Comprehensive Income (Loss) (Accumulated Other Comprehensive Income (Loss)) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, net of tax: Balance, beginning of year	$ (26,257)	¥ (2,158,000)	¥ (18,000)	¥ 189,000
Aggregate adjustment for the year resulting from translation of foreign currency financial statements	(5,535)	(455,000)	(2,140,000)	(207,000)
Foreign currency translation adjustments, net of tax: Balance, end of year	(31,792)	(2,613,000)	(2,158,000)	(18,000)
Net unrealized gains (losses) on available-for-sale securities, net of tax: Balance, beginning of year	(654)	(54,000)	1,000	9,000
Net change	(3)	0	(55,000)	(8,000)
Net unrealized gains (losses) on available-for-sale securities, net of tax: Balance, end of year	(657)	(54,000)	(54,000)	1,000
Adjustment on retirement benefits, net of tax: Balance, beginning of year	(4,078)	(335,000)	(158,000)	(100,000)
Net change	3,445	283,000	(177,000)	(58,000)
Adjustment on retirement benefits, net of tax: Balance, end of year	(633)	(52,000)	(335,000)	(158,000)
Total accumulated other comprehensive income (loss), net of tax, Balance, beginning of year	(30,989)	(2,547,000)	(175,000)	98,000
Adjustments for the year	(2,093)	(172,000)	(2,372,000)	(273,000)
Total accumulated other comprehensive income (loss), net of tax, Balance, end of year	$ (33,082)	¥ (2,719,000)	¥ (2,547,000)	¥ (175,000)